Submission	Jul. 30, 2026
Submission [Line Items]
Central Index Key	0001836981
Registrant Name	BigBear.ai Holdings, Inc.
Registration File Number	333-289678
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES